Property, plant and equipment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Property, plant and equipment, gross	$ 23,693,345		$ 23,693,345		$ 24,570,233	$ 34,562
Less accumulated depreciation	2,667,729		2,667,729		1,722,379	33,048
Property, plant and equipment, net	21,025,616		21,025,616		22,847,854	1,514
Depreciation expense	554,194	525,660	1,065,838	765,237	1,799,993	1,042
Land and improvements
Property, plant and equipment
Property, plant and equipment, gross	2,884,462		2,884,462		3,049,765
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, gross	18,325,355		18,325,355		19,788,447
Equipment
Property, plant and equipment
Property, plant and equipment, gross	2,313,515		2,313,515		1,306,597	34,562
Construction in progress
Property, plant and equipment
Property, plant and equipment, gross	$ 170,013		$ 170,013		$ 425,424